Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2022
Earnings Per Share [Abstract]
Schedule of basic and diluted earnings per share
	(in thousands, except shares and per-share information)
	Years ended December 31,
	2022	2021
Basic and diluted loss per share:

Net loss attributable to FaZe Holdings Inc., basic and diluted	$(168,534)	$(36,866)
Weighted-average common shares outstanding, basic and diluted	39,872,308	19,187,873
Net loss per share, basic and diluted	$(4.23)	$(1.92)

Schedule of antidilutive shares in the computation of diluted shares outstanding
	As of December 31, 2022	As of December 31, 2021
Convertible preferred stock	—	7,209,555
Public Warrants	5,750,000	5,750,000
Private Placement Warrants	173,333	173,333
Seller Earn-out	5,312,098	—
Sponsor Earn-out Shares	2,156,250	—
Legacy FaZe preferred warrant	—	651,951
Unvested restricted stock award	1,649,962	49,426
Stock options	18,863,654	19,912,281
Total potentially dilutive common stock equivalents	33,905,297	33,746,546